UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

             (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period: 12/31/11

Item 1.  Reports to Stockholders.

SMALL CAP VALUE FUND

Semi-Annual Report

December 31, 2011

1-855-684-3857

www.altriusfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

ALTRIUS SMALL CAP VALUE FUND
PORTFOLIO REVIEW
December 31, 2011 (Unaudited)

The Fund's performance figures* for the period ended December 31, 2011, as compared to its benchmark:

Since Inception **
Altrius Small Cap Value Fund - Class I	(9.64)%
Russell 2000 Value Total Return Index ***	(9.19)%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated June 13, 2011 is 1.65% for Class I.  For performance information current to the most recent month-end, please call 1-855-684-3857.

** Inception date is July 25, 2011.

*** The Russell 2000 Value Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of the small-cap value segment of common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Ten Holdings by Industry	% of Net Assets
Chemicals	7.7%
Diversified Financial Services	7.4%
Commercial Services	6.7%
Aerospace/Defense	6.0%
Computers	5.9%
Food	5.8%
Gas	4.5%
Insurance	4.1%
Forest Products	4.1%
Auto Parts & Equipment	3.8%
Other, Cash & Cash Equivalents	44.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

ALTRIUS SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares			Value
	COMMON STOCKS - 98.1%
	AEROSPACE/DEFENSE - 6.0%
13,960	AAR Corp.		$ 267,613
8,175	Curtiss-Wright Corp.		288,823
5,000	Elbit Systems Ltd.		203,250
			759,686
	AGRICULTURE - 2.2%
6,000	Universal Corp.		275,760

	AUTO PARTS & EQUIPMENT - 3.8%
18,300	Cooper Tire & Rubber Co.		256,383
14,000	Superior Industries International, Inc.		231,560
			487,943
	BANKS - 1.7%
17,700	Valley National Bancorp		218,949

	CHEMICALS - 7.7%
12,200	A. Schuman, Inc.		258,396
6,800	Cabot Corp.		218,552
10,900	HB Fuller Co.		251,899
6,500	Sensient Technologies, Corp.		246,350
			975,197
	COMMERCIAL SERVICES - 6.7%
11,300	Hillenbrand, Inc.		252,216
9,350	Rent A Center, Inc.		345,950
2,550	Strayer Education, Inc.		247,834
			846,000
	COMPUTERS - 5.9%
7,880	Diebold, Inc.		236,952
9,150	J2 Global, Inc.		257,481
7,770	Lexmark International		256,954
			751,387
	DIVERSIFIED FINANCIAL SERVICES - 7.4%
15,500	AllianceBernstein Holding LP		202,740
16,000	Federated Investors, Inc.		242,400
39,000	Janus Capital Group, Inc.		246,090
18,200	Jefferies Group, Inc.		250,250
			941,480
	ELECTRIC - 3.3%
8,400	Avista Corp.		216,300
5,600	Unisource Energy Corp.		206,752
			423,052
	ELECTRONICS - 1.9%
18,600	AVX Corp.		237,336

	ENGINEERING & CONSTRUCTION - 2.2%
12,000	Granite, Construction, Inc.		284,640

	ENTERTAINMENT - 1.8%
13,550	DreamWorks Animation SKG, Inc. *		224,862

	FOOD - 5.8%
28,100	Chiquita Brands International *		234,354
22,000	Deans Foods Co. *		246,400
32,100	Supervalu, Inc.		260,652
			741,406
See accompanying notes to financial statements.
ALTRIUS SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)(Continued)
Shares			Value
	FOREST PRODUCTS - 3.9%
11,400	Neenah Paper, Inc.		$ 254,448
17,000	PH Glatfelter Co.		240,040
			494,488
	GAS - 4.5%
6,720	Southwest Gas Corp.		285,533
6,420	WGL Holding, Inc.		283,892
			569,425
	HEALTHCARE-PRODUCTS/WARES- 1.7%
7,300	STERIS Corp.		217,686

	HOME BUILDERS- 2.1%
10,000	Thor Industries, Inc.		274,300

	HOUSEHOLD PRODUCTS / WARES - 2.0%
20,000	American Greeting Corp.		250,200

	INSURANCE - 4.1%
7,800	Kemper Corp.		227,838
12,900	Protective Life Corp.		291,024
			518,862
	INTERNET - 1.8%
18,100	Nutrisystem, Inc.		234,033

	INVESTMENT COMPANIES - 1.9%
29,000	Blackrock Kelso Capital Corp.		236,640

	MACHINERY-DIVERSIFIED - 1.7%
6,200	Applied Industrial Technologies, Inc.		218,054

	METAL FABRICATE/HARDWARE - 1.9%
14,900	Worthington Industries, Inc.		244,062

	MISCELLANEOUS - 1.9%
8,000	Trinity Industries, Inc		240,480

	PACKAGING & CONTAINERS - 1.8%
5,000	Greif, Inc.		227,750

	REITS - 1.9%
13,000	Starwood Property Trust, Inc.		240,630

	RETAIL - 1.8%
23,700	Radioshack Corp.		230,127

	TELECOMMUNICATION - 2.0%
15,000	Cellcom Israel Ltd.		253,500

	TRANSPORTATION - 3.2%
4,950	Bristow Group, Inc.		234,581
18,700	Ship Finance International Ltd.		174,658
			409,239
	TRUCKING & LEASING - 3.5%
7,400	TAL International Group, Inc.		213,046
7,800	Textainer Group Holding Ltd.		227,136
			440,182

	TOTAL COMMON STOCKS- (Cost - $12,984,271)		12,467,356
See accompanying notes to financial statements.
ALTRIUS SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)(Continued)
Shares			Value
	SHORT TERM INVESTMENTS - 4.1%
525,618	Federated Goverment Obligations Fund, 0.01% **		$ 525,618
	(Cost $525,618)

	TOTAL INVESTMENTS - 102.2% (Cost - $13,509,889)(a)		$ 12,992,974
	OTHER ASSETS LESS LIABILITIES - (2.2) %		(284,974)
	NET ASSETS - 100.0%		$ 12,708,000

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 449,426
		Unrealized depreciation:	(966,341)
		Net unrealized depreciation:	$ (516,915)

See accompanying notes to financial statements.

ALTRIUS SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 13,509,889
At value	$ 12,992,974
Dividends and interest receivable	24,192
TOTAL ASSETS	13,017,166

LIABILITIES
Payable for investments purchased	285,407
Investment advisory fees payable	639
Fees payable to other affiliates	2,993
Accrued expenses and other liabilities	20,127
TOTAL LIABILITIES	309,166
NET ASSETS	$ 12,708,000

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 13,977,540
Undistributed net investment loss	(2,621)
Accumulated net realized loss from security transactions	(750,004)
Net unrealized depreciation of investments	(516,915)
NET ASSETS	$ 12,708,000

NET ASSET VALUE PER SHARE:
Net Assets	$ 12,708,000
Shares of beneficial interest outstanding	1,413,597
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 8.99

See accompanying notes to financial statements.

ALTRIUS SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS (a)
For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$ 139,646
Interest	30
TOTAL INVESTMENT INCOME	139,676

EXPENSES
Investment advisory fees	47,031
Administrative services fees	17,524
Professional fees	13,295
Transfer agent fees	12,990
Registration fees	11,470
Accounting services fees	10,387
Compliance officer fees	6,195
Printing and postage expenses	4,274
Custodian fees	3,120
Trustees fees and expenses	2,294
Insurance expense	427
Other expenses	917
TOTAL EXPENSES	129,924

Plus: Fees waived/reimbursed by the Advisor	(49,346)

NET EXPENSES	80,578

NET INVESTMENT INCOME	59,098

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss on investments	(750,004)
Net change in unrealized depreciation of investments	(516,915)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,266,919)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,207,821)

(a) The Altrius Small Cap Value Fund commenced operations on July 25, 2011.

See accompanying notes to financial statements.

ALTRIUS SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2011 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 59,098
Net realized loss on investments	(750,004)
Net change in unrealized depreciation on investments	(516,915)
Net deacrease in net assets resulting from operations	(1,207,821)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:	-
From net investment income:	(61,719)

Net decrease in net assets resulting from distributions to shareholders	(61,719)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	14,175,250
Net asset value of shares issued in reinvestment of distributions:	61,477
Payments for shares redeemed	(259,781)
Redemption Fees	594
Net increase in net assets from shares of beneficial interest	13,977,540

TOTAL INCREASE IN NET ASSETS	12,708,000

NET ASSETS
Beginning of Period	-
End of Period*	$ 12,708,000
* Includes undistributed net investment loss of:	$ (2,621)

SHARE ACTIVITY
Shares Sold	1,436,385
Shares Reinvested	7,034
Shares Redeemed	(29,822)
Net increase in shares of beneficial interest outstanding	1,413,597

(a)	The Altrius Small Cap Value Fund commenced operations on July 25, 2011.

See accompanying notes to financial statements.

ALTRIUS SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Period Ended
	December 31, 2011
	(Unaudited) (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.04
Net realized and unrealized
gain (loss) on investments	(1.01)
Total from investment operations	(0.97)

Less distributions from:
Net investment income	(0.04)
Net realized gains	-
Total distributions	(0.04)

Paid-in-Capital From Redemption Fees	0.00	**

Net asset value, end of period	$ 8.99

Total return (3,4)	(9.64)%

Net assets, at end of period (000s)	$ 12,708

Ratio of gross expenses to average
net assets (5,6)	2.66%
Ratio of net expenses to average
net assets (5,6)	1.65%
Ratio of net investment income
to average net assets (5,6)	1.21%

Portfolio Turnover Rate (4)	45%

(1) The Altrius Small Cap Value commenced operations on July 25, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.
** Per share amount represents less than $0.01 per share

See accompanying notes to financial statements.

ALTRIUS SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2011

1.

ORGANIZATION

Altrius Small Cap Value Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is long-term capital appreciation. The Fund commenced operations on July 25, 2011.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,467,356	$ -	$ -	$ 12,467,356
Short-Term Investments	525,618	-	-	525,618
Total	$ 12,992,974	$ -	$ -	$ 12,992,974

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 or Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax return for the period ended June 30, 2012. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The

ALTRIUS SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2011

Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Altrius Institutional Asset Management, LLC, (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.

Pursuant to an advisory agreement with the Fund and the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets. For the period ended December 31, 2011, the Adviser earned advisory fees of $47,031..

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.65% of the daily average net assets. During the period ended December 31, 2011, the Adviser waived fees and reimbursed expenses of $49,346.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.65% of the average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.65% of the average daily net assets. If Fund Operating Expenses subsequently exceed 1.65% of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  For the period ended December 31, 2011, the Advisor waived fees and reimbursed expenses in the amount of $49,346 that may be recaptured through June 30, 2015.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

ALTRIUS SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2011

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the period ended December 31, 2011, the Funds did not pay distribution related charges pursuant to the Plan.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended December 31, 2011 amounted to $18,203,819 and $5,219,547, respectively.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after hrolding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended December 31, 2011, the Fund assessed $594 in redemption fees.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

ALTRIUS SMALL CAP VALUE FUND

EXPENSE EXAMPLES

December 31, 2011 (Unaudited)

As a shareholder of the Altrius Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GPS Multiple Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 25, 2011 through December 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/25/11	Ending Account Value 12/31/11	Expenses Paid During Period 7/25/11-12/31/11*	Expense Ratio During the Period 7/25/11-12/31/11
	$1,000.00	$903.60	$5.59	1.65%

Hypothetical (5% return before expenses)**	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period 7/1/11-12/31/11***	Expense Ratio During the Period 7/1/11-12/31/11
	$1,000.00	$1,018.45	$6.82	1.65%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (160) divided by the number of days in the fiscal year (366).

** The hypothetical example assumes that the Fund was in operation for the full six months ended 12/31/11.

*** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Approval of Advisory Agreement –Altrius Small Cap Value Fund

In connection with a regular meeting held on  March 23, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Altrius Capital Management, LLC  (the "Adviser") and the Trust, on behalf of the Altrius Small Cap Value Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Fund's management fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies. The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personal.  The Board then reviewed the capitalization of the Adviser based on financial information provided in the Board materials. The Board concluded that the Adviser was sufficiently capitalized to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance with existing clients.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.95% annual advisory fee based on the average net assets of the Fund, which is slightly above the average of a group of mutual funds pursing a similar investment strategy.  The Trustees concluded that the Fund’s advisory fee, as well as its overall projected expense ratio, which was slightly above the average of a group of similar mutual funds, was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by similar mutual funds.

 Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Fund. It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered with respect to the New Fund, the proposed advisory fee, other benefits to the adviser and expected asset levels. The Board also considered the expected impact of the expense limitation agreement on the Adviser. The Board concluded that the Adviser’s expected level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customer’s personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-477-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-477-3863

INVESTMENT ADVISOR

Altrius Institutional Asset Management, LLC

1323 Commerce Drive

New Bern, NC 28562

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/12/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/12/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/12/12